Subsequent Events (Details Narrative) - USD ($)	May 11, 2020	May 06, 2020	Mar. 31, 2020
Warrant purchase			292,878
Subsequent Event [Member] | Maturity Extension and Forbearance Agreement [Member]
Debt instrument, maturity date description		from May 26, 2020 to September 30, 2020
Warrant exercise price		$ 0.001
Subsequent Event [Member] | Maturity Extension and Forbearance Agreement [Member] | Series B Warrants [Member]
Warrant exercise price		$ 0.01
Warrants term		5 years
Subsequent Event [Member] | Maturity Extension and Forbearance Agreement [Member] | Maximum [Member]
Warrant purchase		646,094
Subsequent Event [Member] | Paycheck Protection Program Loan [Member]
Proceeds from loans	$ 1,719,600
Debt instrument, maturity date	May 06, 2022
Debt instrument, interest rate	1.00%
Debt instrument, description	Funds from the Loan may only be used for payroll costs, costs used to continue group health care benefits, mortgage payments, rent, utilities, and interest on other debt obligations incurred before July 12, 2020. The Company intends to use the entire Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act.